Pension and Non-pension Post-employment Benefit Plans - Actuarial Gains and Losses, Net of Tax, Recognized in OCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Loss on pension annuity purchases (note 19(a))	$ 63.3	$ 17.0	$ 0.0
Actuarial losses recognized during the year	(8.4)	1.2	(17.1)
Income tax (recovery) expense	(0.1)	0.0	1.4
Income tax (recovery) expense	(0.8)	(0.7)	(0.7)
Pension and non-pension post-employment benefit plans
Disclosure of analysis of other comprehensive income by item [line items]
Cumulative losses, beginning of year	14.1	(4.1)	13.0
Cumulative losses (gains), end of year	$ 69.0	$ 14.1	$ (4.1)